Fair Value of Assets and Liabilities Acquired (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 20, 2012 Tap Funding Limited	Dec. 20, 2012 Tap Funding Limited Container Purchases
Business Acquisition [Line Items]
Containers, net				$ 161,038
Net investment in direct financing and sales-type leases			4,120
Revolving credit facility			(108,471)
Other net assets			3,607
Net assets			60,294
Net assets acquired by TL			33,825 [1]
Cash consideration		(7,997)	(20,532)
Reduced management fees			(3,852)
Bargain purchase gain	$ 9,441		$ 9,441

[1]	In accordance with ASC 805, the control acquired by TL was calculated as TL's ownership interest in TAP Funding's common shares of 50.1% plus a control premium determined to be 12% of the noncontrolling interest in TAP Funding's common shares of 49.9%.